PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property And Equipment
	December 31,
	2021	2022

Cost:
Computers, software and related equipment *)	$35,290	$43,300
Leasehold improvements	7,739	10,087
Office furniture and equipment	4,090	4,273

	47,119	57,660

Less - accumulated depreciation	26,936	34,186

Depreciated cost	$20,183	$23,474

*) For the years ended December 31, 2021 and 2022, the Company capitalized $4,160 and $4,929 including $569 and $758 of share-based compensation costs, relating to its internal use software and website development, respectively.